Significant Accounting Policies - Reconciliation Of Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Denominator:
Weighted-average shares outstanding including shares subject to redemption - Basic			21,419,222	8,125,747		8,571,157	5,372,798	4,427,061
Weighted-average shares outstanding including shares subject to redemption - Diluted			21,419,222	8,125,747		8,571,157	5,372,798	4,427,061
Net income (loss) per ordinary share - Basic			$ (3.86)	$ (8.17)		$ (15.86)	$ (13.45)	$ (36.88)
Net income (loss) per ordinary share - Diluted			$ (3.86)	$ (8.17)		$ (15.86)	$ (13.45)	$ (36.88)
Virgin Group Acquisition Corp. II [Member] | Common Class B
Numerator:
Allocation of net income (Loss)	$ (4,710,439)	$ (538,891)			$ 634,873
Denominator:
Weighted-average shares outstanding including shares subject to redemption - Basic	10,062,500	8,750,000			10,062,500
Weighted-average shares outstanding including shares subject to redemption - Diluted	10,062,500	8,750,000			10,062,500
Net income (loss) per ordinary share - Basic	$ (0.47)	$ (0.06)			$ 0.06
Net income (loss) per ordinary share - Diluted	$ (0.47)	$ (0.06)			$ 0.06
Virgin Group Acquisition Corp. II [Member] | Common Class A [Member]
Numerator:
Allocation of net income (Loss)	$ (18,841,758)	$ (193,448)			$ 2,063,496
Denominator:
Weighted-average shares outstanding including shares subject to redemption - Basic	40,250,000	3,141,026			32,705,669
Weighted-average shares outstanding including shares subject to redemption - Diluted	40,250,000	3,141,026			32,705,669
Net income (loss) per ordinary share - Basic	$ (0.47)	$ (0.06)			$ 0.06
Net income (loss) per ordinary share - Diluted	$ (0.47)	$ (0.06)			$ 0.06